Cover	Feb. 09, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 09, 2024
Entity File Number	000-55961
Entity Registrant Name	Decentral Life, Inc.
Entity Central Index Key	0001281984
Entity Tax Identification Number	46-0495298
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6400 S. Fiddlers Green Cir. Suite #1180
Entity Address, City or Town	Greenwood Village
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	(855)
Local Phone Number	933-3277
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false